PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
Depreciation expenses	$ 3,279	$ 3,279	$ 6,559	$ 6,557	$ 13,007	$ 13,007